Other payables and accrued liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Other payables	$ 392,536	$ 219,346
Salary payables	448,120	476,442
Total other payables and accrued liabilities	$ 840,656	$ 695,788